Events after the Reporting Period - Additional Information (Detail) - EUR (€)	Apr. 08, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [line items]
Borrowings		€ 168,112,000	€ 214,334,000
Capital increase		€ 66,260,000	€ 55,243,000	€ 50,352,000
Events After The Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Capital increase	€ 10,600,000
Bridge loan	5,650,000
Net debt	€ 5,350,000
Percentage of share capital pledged as collateral	100.00%
Events After The Reporting Period [Member] | Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	€ 57,600,000
Events After The Reporting Period [Member] | Bullet Instrument [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	69,100,000
Events After The Reporting Period [Member] | Working Capital Line [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	42,800,000
Events After The Reporting Period [Member] | Trade Commitments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings	€ 12,500,000